Share capital and other equity (Details) - GBP (£) £ / shares in Units, shares in Thousands, £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Share capital and other equity
Par value per share	£ 1.0769	£ 1.0769
Ordinary shares
Share capital and other equity
Allotted, called up and fully paid	£ 8,860.0	£ 8,972.0
Number of shares	8,227,042	8,331,145
Par value per share	£ 1.076923076923077
Preference shares
Share capital and other equity
Allotted, called up and fully paid	£ 0.5	£ 0.5
Number of shares	483	483
Par value per share	£ 1	£ 1